Supplement to the
Fidelity® Short Duration High Income Fund
Class I
June 29, 2016
Prospectus

The following information replaces information for Michael Plage found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Bartlett (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information for Michael Plage found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Bartlett is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Bartlett has worked as a managing director of research, research analyst, and portfolio manager.

ASDHI-16-01 1.9858208.103	October 18, 2016

Supplement to the
Fidelity® Short Duration High Income Fund
Class A, Class T and Class C
June 29, 2016
Prospectus

The following information replaces information for Michael Plage found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Bartlett (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information for Michael Plage found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Bartlett is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Bartlett has worked as a managing director of research, research analyst, and portfolio manager.

ASDH-16-01 1.9858207.101	October 18, 2016

Supplement to the
Fidelity® Short Duration High Income Fund
June 29, 2016
Prospectus

The following information replaces information for Michael Plage found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Bartlett (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information for Michael Plage found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Bartlett is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Bartlett has worked as a managing director of research, research analyst, and portfolio manager.

SDH-16-01 1.9585865.101	October 18, 2016